Schedule of expense by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ExpenseByNatureLineItems [Line Items]
Raw materials and consumables used	$ 1,189,728	$ 856,300	$ 1,063,094
Third-party services	467,071	407,695	574,228
Depreciation and amortization	(258,711)	(243,925)	(317,892)
Employee benefit expenses	223,115	213,865	254,251
Others	(69,240)	(50,966)	(73,937)
Total	(2,207,865)	$ (1,772,751)	$ (2,283,402)
Expenses By Nature Cost Of Sales [Member]
ExpenseByNatureLineItems [Line Items]
Raw materials and consumables used	1,188,495
Third-party services	373,282
Depreciation and amortization	(251,657)
Employee benefit expenses	140,418
Others	(12,184)
Total	(1,966,036)
Expenses By Nature Selling General And Administrative [Member]
ExpenseByNatureLineItems [Line Items]
Raw materials and consumables used	1,233
Third-party services	40,839
Depreciation and amortization	(7,019)
Employee benefit expenses	65,009
Others	(42,686)
Total	(156,786)
Expenses By Nature Mineral Exploration And Project Development [Member]
ExpenseByNatureLineItems [Line Items]
Raw materials and consumables used
Third-party services	52,950
Depreciation and amortization	(35)
Employee benefit expenses	17,688
Others	(14,370)
Total	$ (85,043)